Item 1. Schedule of Investments

T. ROWE PRICE INSTITUTIONAL FOREIGN EQUITY FUND
Unaudited		January 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRALIA 3.2%

Common Stocks 3.2%
AMP	266,900	1,661
Brambles Industries (1)	131,800	990
Goodman Fielder (2)	591,800	1,035
Macquarie Infrastructure Group, Equity Units	521,600	1,394
Rio Tinto (1)	29,000	1,664
Transurban Group (1)	243,000	1,317
Total Australia (Cost $7,215)		8,061

AUSTRIA 3.1%

Common Stocks 3.1%
Erste Bank der Oesterreich Sparkasse	86,630	4,834
Telekom Austria	58,700	1,422
Wiener Staedtische Allegemeine Versicherung	24,800	1,556
Total Austria (Cost $7,318)		7,812

BELGIUM 1.6%

Common Stocks 1.6%
SES Global FDR, GDR	185,900	3,435
UCB	11,151	551
Total Belgium (Cost $3,055)		3,986

BRAZIL 3.0%

Common Stocks 3.0%
Companhia Vale do Rio Doce ADR (USD)	35,900	1,593
Petroleo Brasileiro (Petrobras) ADR (USD)	54,460	4,695
Tele Norte Leste ADR (USD)	63,800	1,133
Total Brazil (Cost $2,380)		7,421

CANADA 0.5%

Common Stocks 0.5%
Telus (Non-voting shares) (USD)	28,300	1,113
Total Canada (Cost $722)		1,113

DENMARK 0.8%

Common Stocks 0.8%
Novo Nordisk, Series B	34,501	1,933
Total Denmark (Cost $904)		1,933

FINLAND 0.9%

Common Stocks 0.9%
Nokia	126,409	2,313
Total Finland (Cost $171)		2,313

FRANCE 5.3%

Common Stocks 5.3%
AXA (1)	82,162	2,787
LVMH	39,148	3,534
Societe Generale	19,829	2,620
Total	16,346	4,515
Total France (Cost $4,190)		13,456

GERMANY 3.9%

Common Stocks 3.4%
Allianz	15,309	2,469
Commerzbank	87,800	2,987
Hypo Real Estate Holding	49,104	3,206
		8,662
Preferred Stocks 0.5%
Prosieben Sat Media	49,200	1,129
		1,129
Total Germany (Cost $5,945)		9,791

GREECE 4.3%

Common Stocks 4.3%
Agricultural Bank of Greece (2)	380,800	2,435
Cosmote Mobile Communication	31,999	739
Hellenic Telecommunications (2)	119,330	2,762
National Bank of Greece	61,420	2,820
OPAP	55,000	2,069
Total Greece (Cost $8,592)		10,825

HONG KONG 1.0%

Common Stocks 1.0%
Esprit Holdings	105,500	920
Johnson Electric	1,010,500	996
Li & Fung	360,000	670
Total Hong Kong (Cost $2,064)		2,586

INDIA 1.0%

Common Stocks 1.0%
Bharti Televentures (2)	125,000	1,071
I-Flex Solutions	51,800	1,347
Total India (Cost $1,631)		2,418

IRELAND 1.3%

Common Stocks 1.3%
Anglo Irish Bank	162,700	2,569
CRH	23,800	740
Total Ireland (Cost $2,713)		3,309

ITALY 6.7%

Common Stocks 6.7%
Assicurazioni Generali	65,934	2,280
Banca Intesa S.p.A.	377,700	1,978
Eni S.p.A.	87,171	2,637
Lottomatica (2)	12,100	483
Mediobanca (1)	67,500	1,295
Seat Pagine Gialle (2)	3,633,500	1,895
Toro Assicurazioni	87,100	1,604
UniCredito Italiano	673,810	4,812
Total Italy (Cost $12,664)		16,984

JAPAN 27.1%

Common Stocks 27.1%
AIFUL	36,100	2,446
Astellas Pharma	51,800	2,149
Benesse	16,500	596
Canon	17,100	1,036
Credit Saison	31,400	1,413
Dai Nippon Printing	71,000	1,285
Daikin Industries (1)	24,700	814
Fanuc (1)	17,800	1,573
Honda	19,500	1,111
HOYA	47,600	1,914
JSR	37,800	1,129
Keyence (1)	8,400	2,318
Leopalace21 (1)	45,300	1,655
Marui	106,200	1,958
Matsushita Electric Industries	65,000	1,418
Mitsubishi	109,600	2,569
Mitsubishi Estate (1)	55,000	1,282
Mitsubishi UFJ Financial	213	3,080
Mitsui Fudosan	147,000	3,106
Mitsui Trust Holdings	164,000	2,431
Nidec (1)	16,600	1,527
Nitto Denko	17,700	1,504
ORIX	10,000	2,596
Rakuten	2,384	2,040
Resona Holdings (1)(2)	605	2,386
Secom	41,000	2,129
Sega Sammy Holdings (Ordinary shares) (1)	51,300	1,848
Seven & I Holdings (2)	43,400	1,842
Shin-Etsu Chemical	36,200	2,066
SMC	4,400	676
Sony (1)	48,400	2,360
Sumitomo Mitsui Financial	465	5,450
T&D Holdings	13,300	952
Takeda Chemical Industries	27,400	1,556
Toyota Motor	52,700	2,741
USHIO (1)	33,900	869
USS	9,180	587
Total Japan (Cost $42,748)		68,412

MEXICO 2.4%

Common Stocks 2.4%
America Movil ADR, Series L (USD)	67,100	2,263
GEO, Series B (2)	218,800	753
Grupo Financiero Banorte	501,200	1,195
Grupo Televisa ADR (USD)	11,800	986
Wal-Mart de Mexico, Series V	163,973	955
Total Mexico (Cost $2,585)		6,152

NETHERLANDS 1.0%

Common Stocks 1.0%
Koninklijke Numico (2)	56,609	2,574
Total Netherlands (Cost $1,476)		2,574

NORWAY 1.0%

Common Stocks 1.0%
Norsk Hydro	9,787	1,200
Statoil ASA	46,700	1,284
Total Norway (Cost $1,687)		2,484

SINGAPORE 0.6%

Common Stocks 0.6%
Starhub	641,000	857
Venture	88,000	727
Total Singapore (Cost $1,564)		1,584

SOUTH AFRICA 1.2%

Common Stocks 1.2%
ABSA Group	72,200	1,327
Naspers (N shares)	80,900	1,728
Total South Africa (Cost $2,060)		3,055

SOUTH KOREA 2.3%

Common Stocks 2.3%
Hyundai Motor	14,250	1,295
Kookmin Bank	18,240	1,456
Samsung Electronics	3,893	3,001
Total South Korea (Cost $1,727)		5,752

SPAIN 3.6%

Common Stocks 3.6%
Antena 3 Television (1)	61,300	1,661
Banco Bilbao Vizcaya Argenta	132,903	2,685
Cia Distrib Integral Logista	33,200	1,796
Cintra Concesiones De Infraestructure	44,400	579
Enagas	86,100	1,632
Indra Sistemas	32,200	623
Total Spain (Cost $7,076)		8,976

SWITZERLAND 8.6%

Common Stocks 8.6%
Credit Suisse Group	31,820	1,858
EFG International (2)	44,300	1,178
Julius Baer	17,600	1,414
Nestle	11,372	3,336
Nobel Biocare	9,801	2,223
Novartis	84,813	4,657
Roche Holding	9,546	1,508
Swiss Life Holding (2)	1,200	219
UBS	48,693	5,295
Total Switzerland (Cost $12,666)		21,688

TURKEY 1.4%

Common Stocks 1.4%
Turkiye Garanti Bankasi	365,700	1,685
Turkiye Is Bankasi	211,080	1,913
Total Turkey (Cost $1,530)		3,598

UNITED KINGDOM 11.1%

Common Stocks 11.1%
AMVESCAP	267,100	2,444
Aviva	148,600	1,908
Capita Group	305,700	2,327
Carnival	16,980	944
Friends Provident	412,150	1,476
GlaxoSmithKline	158,754	4,068
Johnson Matthey	113,700	2,952
Reckitt Benckiser	48,672	1,601
Royal Dutch Shell, Series B	110,513	3,970
Signet Group	728,500	1,321
Vodafone	1,694,537	3,563
William Hill	147,500	1,501
Total United Kingdom (Cost $20,248)		28,075

UNITED STATES 0.5%

Common Stocks 0.5%
Carnival	24,400	1,263
Total United States (Cost $1,223)		1,263

SHORT-TERM INVESTMENTS 1.8%

Money Market Funds 1.8%
T. Rowe Price Reserve Investment Fund, 4.45% (3)(4)	4,460,489	4,460
Total Short-Term Investments (Cost $4,460)		4,460

SECURITIES LENDING COLLATERAL 6.3%

Money Market Pooled Account 6.3%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 4.407% (3)	16,033,677	16,034
Total Securities Lending Collateral (Cost $16,034)		16,034

Total Investments in Securities
105.5% of Net Assets (Cost $176,647)		$266,115

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at January 31, 2006 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts
GDR	Global Depository Receipts
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Foreign Equity Fund
Unaudited	January 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Foreign Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2006, the value of loaned securities was $15,327,000; aggregate collateral consisted of $16,034,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2006, the cost of investments for federal income tax purposes was $176,647,000. Net unrealized gain aggregated $89,478,000 at period-end, of which $90,416,000 related to appreciated investments and $938,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended January 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled

$45,000, and the value of shares of the T. Rowe Price Reserve Funds held at January 31, 2006 and October 31, 2005 was $4,460,000 and $8,022,000, respectively.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND
Unaudited		January 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

ARGENTINA 1.0%

Common Stocks 1.0%
Tenaris ADR (USD)	11,100	1,803
Total Argentina (Cost $496)		1,803

BRAZIL 14.1%

Common Stocks 10.3%
Arcelor Brasil	15,500	233
Banco do Brasil	31,400	761
Companhia Siderurgica Nacional	14,100	415
Companhia Vale do Rio Doce ADR (USD)	41,600	1,846
Companhia Vale do Rio Doce ADR
(1 ADR represents 1 common share) (USD)	54,740	2,807
EDP - Energias do Brasil	68,400	1,037
Gol-Linhas Aereas Inteligentes ADR (USD)	23,100	697
Natura Cosmeticos	18,200	959
Petroleo Brasileiro (Petrobras) ADR (USD)	71,800	6,189
Petroleo Brasileiro (Petrobras) ADR
(1 ADR represents 1 common share) (USD)	34,700	3,279
Tele Norte Leste Participaco	40,532	941
		19,164
Preferred Stocks 3.8%
Banco Bradesco	25,100	988
Banco Itau Holdings Financiera	107,610	3,272
Caemi Mineracao e Metalurgica	386,800	695
Perdigao	21,400	939
Tam (1)	25,600	614
Weg	148,800	562
		7,070

Total Brazil (Cost $14,294)		26,234

CHINA 2.6%

Common Stocks 2.6%
China Insurance International (HKD) (1)	1,092,000	440
China Netcom (HKD)	384,000	654
China Unicom (HKD)	580,000	518
Luen Thai Holdings (HKD)	811,000	275
PetroChina (HKD)	2,286,000	2,243
ZTE (HKD)	181,000	724
Total China (Cost $4,155)		4,854

COLOMBIA 0.2%

Common Stocks 0.2%
Bancolombia ADR (USD)	10,500	342
Total Colombia (Cost $216)		342

EGYPT 5.0%

Common Stocks 5.0%
Commercial International Bank	165,335	1,731
MobiNil-Egyptian	49,495	1,727
Orascom Construction	50,500	2,599
Orascom Telecom	34,740	2,225
Orascom Telecom Holding GDR (USD)	500	33
Vodafone Egypt	61,100	1,088
Total Egypt (Cost $5,562)		9,403

EUROPE/FAR EAST 2.0%

Common Stocks 2.0%
iShares MSCI Emerging Markets Index Fund (USD)	36,500	3,678
Total Europe/Far East (Cost $3,400)		3,678

HONG KONG 0.5%

Common Stocks 0.5%
Hutchison Telecommunications (1)	222,000	376
Kingboard Chemical Holdings	191,000	619
Total Hong Kong (Cost $802)		995

HUNGARY 0.8%

Common Stocks 0.8%
OTP Bank	40,700	1,406
Total Hungary (Cost $1,342)		1,406

INDIA 8.6%

Common Stocks 8.6%
Arvind Mills	236,936	502
Ballarpur Industries	69,000	198
Ballarpur Industries (2)	26,518	76
Ballarpur Industries (Regulation S shares)	3,403	10
Bharti Televentures (1)	152,000	1,302
Gail India	161,853	1,075
Gateway Distriparks	22,788	117
Gateway Distriparks GDR (USD) (1)(2)	57,500	295
Gujarat Ambuja Cements	498,582	1,003
I-Flex Solutions	39,300	1,022
IL & FS Investsmart GDR (USD) (1)(2)	89,300	430
Infosys Technologies	23,143	1,519
Mahanagar Telephone Nigam	271,269	876
Moser-Baer India	21,200	101
NTPC Limited	519,300	1,359
Oil & Natural Gas	37,952	1,069
Petronet LNG (1)	673,300	991
Power Trading	214,500	301
Suzlon Energy (1)	78,400	1,853
Videsh Sanchar Nigam	209,700	1,827
Total India (Cost $12,025)		15,926

INDONESIA 0.4%

Common Stocks 0.4%
Indosat	1,124,800	696
Total Indonesia (Cost $591)		696

MALAYSIA 2.1%

Common Stocks 2.1%
Airasia (1)	1,392,400	631
Astro All Asia (Ordinary shares)	716,000	939
CIMB Berhad	516,922	877
IJM	303,200	362
IJM, Warrants, 7/10/10 (1)	42,560	4
Malaysia International Shipping	251,900	662
PLUS Expressways	642,900	518
Total Malaysia (Cost $3,851)		3,993

MEXICO 7.3%

Common Stocks 7.3%
America Movil ADR, Series L (USD)	160,600	5,417
Grupo Aeroportuario del Sureste ADR (USD)	12,800	399
Grupo Financiero Banorte	728,700	1,737
Grupo Modelo, Series C	150,000	555
Grupo Televisa ADR (USD)	19,124	1,598
Organizacion Soriana, Series B (1)	143,600	668
Urbi Desarrollos Urbanos (1)	168,900	1,245
Wal-Mart de Mexico, Series V	355,312	2,070
Total Mexico (Cost $8,212)		13,689

RUSSIA 5.1%

Common Stocks 5.1%
Lukoil (USD)	12,910	990
Lukoil ADR (USD)	33,220	2,540
Novatek OAO (USD)	340	986
Novatek OAO GDR (USD) (2)	55,200	1,600
Pyaterochka Holding GDR (USD) (1)	68,500	1,076
RBC Information Systems (USD) (1)	90,055	621
Sberbank RF (USD)	1,160	1,728
Total Russia (Cost $5,996)		9,541

SOUTH AFRICA 11.6%

Common Stocks 11.6%
ABSA Group	105,560	1,941
African Bank Investments	139,300	649
Edgars Consolidated Stores	368,100	2,132
FirstRand	384,236	1,221
Investec	17,500	870
JD Group	82,940	1,172
Massmart Holdings	77,000	749
MTN Group	188,000	1,949
Naspers (N shares)	184,700	3,945
Pick 'N Pay Stores	87,600	445
SABMiller	45,100	916
Sasol	54,400	2,225
Standard Bank Group	95,496	1,286
Sun International	60,637	867
Truworths International	293,600	1,232
Total South Africa (Cost $14,829)		21,599

SOUTH KOREA 17.8%

Common Stocks 15.9%
Amorepacific	4,205	1,503
Cheil Communications	1,260	287
CJ Home Shopping	2,310	329
Daelim Industrial (1)	9,800	817
Hyundai Motor	8,310	755
KKC	6,465	1,424
Kookmin Bank	46,870	3,740
Kookmin Bank ADR (USD) (1)	2,300	183
LG Electronics	16,210	1,410
LG Philips LCD (1)	21,920	1,004
LG Philips LCD ADR (USD) (1)	20,600	471
Lotte Chilsung Beverage (1)	905	990
Lotte Shopping GDR (USD) (1)(2)	10,530	210
NCsoft (1)	7,940	653
S-Oil	1,690	121
S1	13,640	566
Samsung Electronics	12,840	9,899
Shinhan Financial (1)	25,000	1,069
Shinsegae	3,760	1,998
Woori Finance Holdings (1)	109,110	2,160
		29,589
Preferred Stocks 1.9%
Hyundai Motor	39,050	2,225
Samsung Electronics	2,270	1,339
		3,564

Total South Korea (Cost $21,945)		33,153

TAIWAN 6.8%

Common Stocks 6.8%
Acer	360,020	822
Advantech	363,014	1,038
Basso Industry	219,900	514
Delta Electronics	408,000	850
E.Sun Financial Holding	171,000	112
Far Eastern Textile	1,014,225	698
High Tech Computer	48,000	1,019
Hon Hai Precision Industry	421,185	2,831
Ritek (1)	2,347,000	811
Taiwan Semiconductor	1,064,000	2,113
Uni-President Enterprises	1,668,000	939
Via Technologies (1)	497,537	294
Zyxel Communications	406,380	626
Total Taiwan (Cost $11,223)		12,667

THAILAND 2.1%

Common Stocks 2.1%
C.P. 7-Eleven	4,343,600	759
Kasikornbank NVDR, GDR	587,500	1,019
Land & Houses Pub NVDR	2,548,300	626
PTT Exploration & Production	75,700	1,113
Ratchaburi Electricity Generating Holding	466,400	488
Total Thailand (Cost $3,140)		4,005

TURKEY 8.3%

Common Stocks 8.3%
Akbank	102,320	889
Anadolou Efes Biracilik ve Malt Sanayii	20,600	704
Arcelik	95,200	891
Denizbank (1)	284,949	2,432
Finansbank	290,888	1,648
Hurriyet Gazetecilik ve Matbaacilik	378,400	1,572
Turkcell Iletisim Hizmet	191,725	1,310
Turkcell Iletisim Hizmet ADR (USD)	7,169	125
Turkiye Garanti Bankasi	614,625	2,832
Turkiye Is Bankasi	331,800	3,007
Total Turkey (Cost $8,215)		15,410

SHORT-TERM INVESTMENTS 3.0%

Money Market Funds 3.0%
T. Rowe Price Reserve Investment Fund, 4.45% (3)(4)	5,616,864	5,616
Total Short-Term Investments (Cost $5,616)		5,616
Total Investments in Securities
99.3% of Net Assets (Cost $125,910)		$185,010

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	Non-income producing
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$2,611 and represents 1.4% of net assets.
(3)	Seven-day yield
(4)	Affiliated company – see Note 4
ADR	American Depository Receipts
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
NVDR	Non Voting Depository Receipt
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Institutional Emerging Markets Equity Fund
Unaudited	January 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Emerging Markets Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2006, the cost of investments for federal income tax purposes was $125,910,000. Net unrealized gain aggregated $59,119,000 at period-end, of which $59,739,000 related to appreciated investments and $620,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended January 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $53,000, and the value of shares of the T. Rowe Price Reserve Funds held at January 31, 2006 and October 31, 2005 was $5,616,000 and $2,806,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional International Funds, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	March 21, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	March 21, 2006